Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings Per Share
Note 12: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share an
d ear
nings per share from continuing operations are as follows:

	Year ended December 31,

	2023	2022
Earnings attributable to common shareholders	2,695	1,338
Less: Dividends declared on preference shares	(5)	(3)
Earnings used in consolidated earnings per share	2,690	1,335
Less: (Earnings) loss from discontinued operations, net of tax	(49)	53
Earnings used in earnings per share from continuing operations	2,641	1,388
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2023	2022
Weighted-average number of common shares outstanding	463,037,839	483,634,135
Weighted-average number of vested DSUs	137,204	251,366
Basic	463,175,043	483,885,501
Effect of stock options and TRSUs	795,027	1,044,104
Diluted	463,970,070	484,929,605
The impact of the share reduction from the return of capital and share consolidation transaction in June 2023 (see note 25) was factored into the weighted average number of common shares outstanding from the date of the transaction.
There were no share-based compensation awards outstanding as of December 31, 2023 and 2022, respectively, where the exercise price was greater than the average market price.